UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    November 13, 2009

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value (x $1000) Total:  $733566


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
BERKSHIRE HATHAWAY INC DEL   CL A             084670108     3939      39 SH       SOLE                      39        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    33370 1660200 SH       SOLE                 1660200        0
CHEVRON CORP NEW             COM              166764100     4003   56830 SH       SOLE                   56830        0
COCA COLA CO                 COM              191216100    25733  479200 SH       SOLE                  479200        0
CONOCOPHILLIPS               COM              20825C104     3713   82210 SH       SOLE                   82210        0
COVANTA HLDG CORP            COM              22282E102    43250 2544100 SH       SOLE                 2544100        0
DUN & BRADSTREET CORP DEL NE COM              26483E100    19847  263500 SH       SOLE                  263500        0
EXXON MOBIL CORP             COM              30231G102     3554   51800 SH       SOLE                   51800        0
FIDELITY NATL INFORMATION SV COM              31620M106    30931 1212500 SH       SOLE                 1212500        0
FISERV INC                   COM              337738108    27088  562000 SH       SOLE                  562000        0
GOOGLE INC                   CL A             38259P508    37522   75672 SH       SOLE                   75672        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    24001  562600 SH       SOLE                  562600        0
JONES LANG LASALLE INC       COM              48020Q107     8887  187600 SH       SOLE                  187600        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    38339  583550 SH       SOLE                  583550        0
LORILLARD INC                COM              544147101    43752  588857 SH       SOLE                  588857        0
MASTERCARD INC               CL A             57636Q104    35995  178060 SH       SOLE                  178060        0
OCCIDENTAL PETE CORP DEL     COM              674599105     5809   74100 SH       SOLE                   74100        0
PALM INC NEW                 COM              696643105     5238  300000 SH       SOLE                  300000        0
PAYCHEX INC                  COM              704326107    29523 1016279 SH       SOLE                 1016279        0
PHILIP MORRIS INTL INC       COM              718172109    54038 1108700 SH       SOLE                 1108700        0
THERMO FISHER SCIENTIFIC INC COM              883556102    55596 1273100 SH       SOLE                 1273100        0
TRANSDIGM GROUP INC          COM              893641100    49705  997900 SH       SOLE                  997900        0
UNION PAC CORP               COM              907818108    61923 1061230 SH       SOLE                 1061230        0
VISA INC                     COM CL A         92826C839    31415  454560 SH       SOLE                  454560        0
WELLPOINT INC                COM              94973V107    54810 1157300 SH       SOLE                 1157300        0
WELLPOINT INC                CALL             94973V907     1587   33500 SH       SOLE                   33500        0